FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07876
                                  -----------

                           Templeton China World Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                          ----------


Item 1. Schedule of Investments.

Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments ...........   3
Notes to Statement of Investment ...   7

                      (FRANKLIN TEMPLETON INVESTMENT LOGO)

                         FRANKLIN TEMPLETON INVESTMENT

                      Franklin . TEMPLETON .Mutual Series

                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton China World Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                              COUNTRY    SHARES/UNITS        VALUE
                                                             ---------   ------------   ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 97.9%
       AIR FREIGHT & LOGISTICS 0.1%
       Sinotrans Ltd., H .................................     China         3,586,000  $       960,347
                                                                                        ---------------
       AUTO COMPONENTS 1.5%
       Cheng Shin Rubber Industry Co. Ltd. ...............    Taiwan         5,679,499        9,710,940
       Norstar Founders Group Ltd. .......................   Hong Kong      15,182,000        4,046,354
(a, b) Zhejiang Glass Co. Ltd., Reg S ....................     China         2,482,000        2,076,761
                                                                                        ---------------
                                                                                             15,834,055
                                                                                        ---------------
       AUTOMOBILES 1.7%
   (a) Brilliance China Automotive Holdings Ltd. .........     China         7,580,000        1,175,239
       Dongfeng Motor Corp., H ...........................     China        26,316,000       13,150,919
       Great Wall Motor Co. Ltd., H ......................     China         2,496,500        2,504,753
       Jiangling Motors Corp. Ltd., B ....................     China           834,210          834,830
                                                                                        ---------------
                                                                                             17,665,741
                                                                                        ---------------
       COMMERCIAL BANKS 11.6%
       Bank of China Ltd., H .............................     China        23,700,000       12,086,569
   (c) Bank of China Ltd., H, 144A .......................     China        41,306,000       21,065,308
       China Construction Bank Corp., H ..................     China        71,326,000       63,519,093
       Industrial and Commercial Bank of China, H ........     China        12,691,000        9,480,604
   (c) Industrial and Commercial Bank of China, H, 144A ..     China        22,778,000       17,015,932
                                                                                        ---------------
                                                                                            123,167,506
                                                                                        ---------------
       COMMUNICATIONS EQUIPMENT 0.7%
       D-Link Corp. ......................................    Taiwan           922,880        1,532,444
       ZTE Corp., H ......................................     China         1,265,600        6,194,859
                                                                                        ---------------
                                                                                              7,727,303
                                                                                        ---------------
       COMPUTERS & PERIPHERALS 4.7%
       Acer Inc. .........................................     Taiwan        3,195,787        6,630,634
       Asustek Computer Inc. .............................     Taiwan       12,302,275       35,475,858
       Compal Electronics Inc. ...........................     Taiwan        2,923,545        3,249,184
       Lite-On IT Corp. ..................................     Taiwan        6,201,748        5,169,398
                                                                                        ---------------
                                                                                             50,525,074
                                                                                        ---------------
       CONSTRUCTION & ENGINEERING 0.1%
       Baoye Group Co. Ltd., H ...........................     China         1,206,000          764,934
                                                                                        ---------------
       DISTRIBUTORS 1.8%
       China Resources Enterprise Ltd. ...................   Hong Kong       5,108,000       16,919,325
       Dah Chong Hong Holdings Ltd .......................   Hong Kong       7,318,563        2,344,431
   (c) Dah Chong Hong Holdings Ltd., 144A ................   Hong Kong         502,000          160,811
                                                                                        ---------------
                                                                                             19,424,567
                                                                                        ---------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
       China Netcom Group Corp. (Hong Kong) Ltd. .........     China         2,146,000        7,438,213
       China Telecom Corp. Ltd., H .......................     China        31,835,833       23,129,747
                                                                                        ---------------
                                                                                             30,567,960
                                                                                        ---------------
       ELECTRIC UTILITIES 2.5%
       Cheung Kong Infrastructure Holdings Ltd. ..........   Hong Kong       6,669,548       26,962,948
                                                                                        ---------------
       ELECTRICAL EQUIPMENT 0.5%
       BYD Co. Ltd., H ...................................     China         3,484,600        5,509,849
                                                                                       ----------------


                     Quarterly Statement of Investments | 3

Templeton China World Fund

                                                               COUNTRY    SHARES/UNITS      VALUE
                                                              ---------  -------------  ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
       AU Optronics Corp. .................................    Taiwan        7,039,956  $    13,518,567
       Delta Electronics Inc. .............................    Taiwan          900,397        2,569,814
       Synnex Technology International Corp. ..............    Taiwan        9,020,064       23,578,959
       Wasion Meters Group Ltd. ...........................   Hong Kong      2,172,000        1,085,416
   (c) Wasion Meters Group Ltd., 144A .....................   Hong Kong      3,884,000        1,940,955
                                                                                        ---------------
                                                                                             42,693,711
                                                                                        ---------------
       ENERGY EQUIPMENT & SERVICES 0.1%
       Anhui Tianda Oil Pipe Co. Ltd., H ..................     China        1,545,000          483,048
   (a) Honghua Group Ltd. .................................     China        1,793,000          889,125
                                                                                        ---------------
                                                                                              1,372,173
                                                                                        ---------------
       FOOD & STAPLES RETAILING 6.9%
       Beijing Jingkelong Supermarket Chain
          Group Co. Ltd., H .. ............................     China          430,000          310,205
       Dairy Farm International Holdings Ltd. .............   Hong Kong     11,326,776       62,976,874
       President Chain Store Corp. ........................    Taiwan        2,560,088        9,680,563
                                                                                        ---------------
                                                                                             72,967,642
                                                                                        ---------------
       FOOD PRODUCTS 1.3%
       China Foods Ltd ....................................     China        7,378,000        3,564,114
       China Huiyuan Juice Group Ltd. .....................     China          717,500          549,787
       China Mengniu Dairy Co. Ltd ........................     China          516,000        1,616,591
       People's Food Holdings Ltd. ........................     China        3,602,000        3,017,105
       Uni-President Enterprises Corp. ....................     Taiwan       1,255,167        1,772,608
       Xiwang Sugar Holdings Co. Ltd. .....................   Hong Kong      8,826,000        3,438,026
                                                                                        ---------------
                                                                                             13,958,231
                                                                                        ---------------
       HOTELS, RESTAURANTS & LEISURE 0.5%
       NagaCorp Ltd .......................................    Cambodia     16,609,000        5,235,404
                                                                                        ---------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
       Datang International Power
          Generation Co. Ltd., H ....... ..................     China       22,334,640       16,226,828
       Guangdong Electric Power Development Co. Ltd., B ...     China       11,628,220        5,855,681
       Huadian Power International Corp. Ltd., H ..........     China        4,180,000        1,371,159
       Huaneng Power International Inc., H ................     China        7,296,776        6,189,572
                                                                                        ---------------
                                                                                             29,643,240
                                                                                        ---------------
       INDUSTRIAL CONGLOMERATES 2.6%
       Citic Pacific Ltd. .................................   Hong Kong      1,589,092        6,821,273
       Hutchison Whampoa Ltd. .............................   Hong Kong        224,000        2,421,055
       Shanghai Industrial Holdings Ltd ...................     China        4,944,253       18,277,556
                                                                                        ---------------
                                                                                             27,519,884
                                                                                        ---------------
       INSURANCE 0.2%
       China Life Insurance Co. Ltd., H ...................     China          565,000        2,269,643
                                                                                        ---------------
       IT SERVICES 0.1%
       Travelsky Technology Ltd., H .......................     China          870,000          691,166
                                                                                        ---------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Yorkey Optical International Cayman Ltd. ...........   Hong Kong      7,845,000        1,708,888
                                                                                        ---------------


                     4 | Quarterly Statement of Investments

Templeton China World Fund

                                                               COUNTRY    SHARES/UNITS       VALUE
                                                              ---------  -------------  ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       MACHINERY 1.3%
       China Infrastructure Machinery Holdings Ltd. .......   Hong Kong      2,485,000  $     2,897,606
       China International Marine Containers
          (Group) Co. Ltd., B .............................     China        5,972,080        8,455,894
       Shin Zu Shing Co. Ltd. .............................     Taiwan         438,000        2,577,953
                                                                                        ---------------
                                                                                             13,931,453
                                                                                        ---------------
       MARINE 0.1%
   (a) Sinotrans Shipping Ltd. ............................   Hong Kong      1,795,000        1,053,420
                                                                                        ---------------
       MEDIA 0.2%
       Next Media Ltd. ....................................   Hong Kong        268,000          116,758
   (c) Next Media Ltd., 144A ..............................   Hong Kong      3,510,000        1,529,176
                                                                                        ---------------
                                                                                              1,645,934
                                                                                        ---------------
       OFFICE ELECTRONICS 0.1%
       Kinpo Electronics Inc. .............................    Taiwan        2,881,570          961,708
                                                                                        ---------------
       OIL, GAS & CONSUMABLE FUELS 26.9%
       China Petroleum and Chemical Corp., H ..............     China       64,539,395       65,000,852
       China Shenhua Energy Co. Ltd., H ...................     China        9,112,500       40,633,889
       CNOOC Ltd. .........................................     China       42,221,000       73,576,484
       PetroChina Co. Ltd., H .............................     China       51,061,903       73,411,055
       Yanzhou Coal Mining Co. Ltd., H ....................     China       15,486,000       33,733,374
                                                                                        ---------------
                                                                                            286,355,654
                                                                                        ---------------
       PAPER & FOREST PRODUCTS 0.2%
       Nine Dragons Paper Holdings Ltd. ...................     China        1,932,000        2,104,252
                                                                                        ---------------
       PHARMACEUTICALS 0.2%
       Tong Ren Tang Technologies Co. Ltd., H .............     China        1,349,000        1,987,840
                                                                                        ---------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 1.9%
       Cheung Kong (Holdings) Ltd. ........................   Hong Kong      1,131,690       17,386,744
       Soho China Ltd. ....................................     China        2,867,500        1,800,409
   (c) Soho China Ltd., 144A ..............................     China          712,000          447,041
       SPG Land Holdings Ltd ..............................     China          949,000          456,005
                                                                                        ---------------
                                                                                             20,090,199
                                                                                        ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
       MediaTek Inc. ......................................    Taiwan          433,000        5,410,275
       Novatek Microelectronics Corp. Ltd. ................    Taiwan        1,676,895        6,506,325
   (a) Semiconductor Manufacturing International Corp. ....     China       41,952,000        2,580,272
       Taiwan Semiconductor Manufacturing Co. Ltd .........    Taiwan       16,677,442       35,973,373
                                                                                        ---------------
                                                                                             50,470,245
                                                                                        ---------------
       SPECIALTY RETAIL 0.4%
       GOME Electrical Appliances Holdings Ltd ............   Hong Kong      2,616,000        1,595,572
       I.T. Ltd. ..........................................   Hong Kong      6,232,000        1,876,579
       Sa Sa International Holdings Ltd. ..................   Hong Kong      2,760,000        1,142,308
                                                                                        ---------------
                                                                                              4,614,459
                                                                                        ---------------
       TEXTILES, APPAREL & LUXURY GOODS 0.4%
       Tack Fat Group International Ltd. ..................   Hong Kong      8,352,000          717,029
       Victory City International Holdings Ltd. ...........   Hong Kong      5,724,015        1,598,928
       Weiqiao Textile Co. Ltd., H ........................     China        2,146,500        2,271,865
                                                                                        ---------------
                                                                                             4,587,822
                                                                                        ---------------


                     Quarterly Statement of Investments | 5

Templeton China World Fund

                                                               COUNTRY   SHARES/UNITS        VALUE
                                                              ---------  -------------  ---------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       TRANSPORTATION INFRASTRUCTURE 4.1%
       Cosco Pacific Ltd. .................................     China        5,335,449  $    10,104,551
       Hopewell Holdings Ltd. .............................   Hong Kong      7,059,000       29,894,153
   (c) Rickmers Maritime, 144A ............................   Singapore      4,523,000        3,722,087
                                                                                        ---------------
                                                                                             43,720,791
                                                                                        ---------------
       WIRELESS TELECOMMUNICATION SERVICES 10.6%
       China Mobile Ltd. ..................................     China        7,432,770      109,241,014
       Taiwan Mobile Co. Ltd. .............................    Taiwan        1,720,687        3,191,015
                                                                                        ---------------
                                                                                            112,432,029
                                                                                        ---------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $588,329,921) .............................                               1,041,126,072
                                                                                        ---------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                         -------------
       SHORT TERM INVESTMENT (COST $18,827,019) 1.7%
       U.S. GOVERNMENT AND AGENCY SECURITY 1.7%
   (d) FHLB, 6/02/08 ......................................    United
                                                               States    $  18,300,000       18,300,000
                                                                                        ---------------
       TOTAL INVESTMENTS (COST $607,156,940) 99.6%                                        1,059,426,072
       OTHER ASSETS, LESS LIABILITIES 0.4% ................                                   4,337,699
                                                                                        ---------------
       NET ASSETS 100.0% ..................................                             $ 1,063,763,771
                                                                                        ===============

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

(a)  Non-income producing for the twelve months ended May 31, 2008.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the value of this security was $2,076,761, representing 0.20% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the aggregate value of these securities was $45,881,310, representing 4.31% of net assets.

(d) A portion of the security is traded on a discount basis with no stated coupon rate.


 6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton China World Fund

3.   INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments..........................   $607,780,303
                                                ------------
Unrealized appreciation......................   $483,254,519
Unrealized depreciation......................    (31,608,750)
                                                ------------
Net unrealized appreciation (depreciation)...   $451,645,769
                                                ============

4.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


By /s/LAURA F. FERGERSON
  -----------------------
  Laura F. Fergerson
  Chief Financial Officer and
   Chief Accounting Officer
Date  July 25, 2008